TRADE AND OTHER PAYABLES (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
TRADE AND OTHER PAYABLES
Trade payables	€ 15,528	€ 13,946
Liabilities to affiliated companies	12,294	11,896
Liabilities to associated companies	357	56
Total trade and other payables	€ 28,179	€ 25,899